Summary of significant accounting policies	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Summary of significant accounting policies

Note 4.       Summary of significant accounting policies

Recent Accounting Pronouncements

Adoption of new FASB Accounting Standard in the current year – Prior-Year Financial Statements not restated:

As of January 1, 2024, the Group adopted Accounting Standards Update (ASU) 2023-01 Leases (Topic 842): Common Control Arrangements which requires all companies to amortize leasehold improvements associated with common control leases over the asset’s useful life to the common control group regardless of the lease term. ASU 2023-01 requires leasehold improvements associated with leases between entities under common control to be amortized over the useful life of the improvements until the lessee ceases to control the use of the underlying asset through a lease, at which time the remaining value of the leasehold improvement would be accounted for as a transfer between entities under common control.

There was no impact on the Group's results upon adoption of the standard.

New FASB Accounting Standard to be adopted in the future:

In November 2023, the FASB issued ASU No 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which enhances current segment disclosures and requires additional disclosures of significant segment expenses.

Summary: The amendments improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements.

Effective Date: ASU 2023-07 is effective for public business entities for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted.

The Group expects to adopt all the aforementioned guidance when effective. Management is assessing the impact of the aforementioned guidance on its consolidated financial statements but does not expect it to have a material impact.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which establishes new income tax disclosure requirements in addition to modifying and eliminating certain existing requirements.

Summary: The intent of this standard is to enhance the decision usefulness of income tax disclosures. The standard applies to all entities subject to ASC Topic 740, Income Taxes. In addition, entities will be required to disclose the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes. They will also disclose the amount of income taxes paid (net of refunds) disaggregated by individual jurisdictions in which income taxes paid is equal to or greater than five percent of total income taxes paid. The standard also outlines additional disclosure requirements for all entities and specific updates for public business entities.

Effective Date: ASU 2023-09 is effective for public business entities for fiscal years beginning after December 15, 2024. Early adoption is permitted.

The Group expects to adopt all the aforementioned guidance when effective. Management is assessing the impact of the aforementioned guidance on its consolidated financial statements but does not expect it to have a material impact.